Provisions (Tables)	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Summary of Provisions
The Company’s provisions were as follows, as at:

	January 31, 2025	January 31, 2024
Product-related	$876.1	$863.9
Restructuring	20.1	4.4
Other	39.8	46.9
Total provisions	$936.0	$915.2
Current	790.8	766.7
Non-current	145.2	148.5
Total provisions	$936.0	$915.2

Summary of changes in Provision
The changes in provisions were as follows:

	Product-related	Restructuring	Other	Total
Balance as at January 31, 2024	$863.9	$4.4	$46.9	$915.2
Expensed during the period	1,301.7	84.3	48.9	1,434.9
Paid during the period	(1,297.6)	(68.5)	(29.2)	(1,395.3)
Reversed during the period	(2.6)	(0.4)	(18.1)	(21.1)
Effect of foreign currency exchange rate changes	47.7	0.3	1.6	49.6
Unwinding of discount and effect of changes in discounting estimates	3.7	—	—	3.7
Liabilities associated with assets held for sale (Note 30)	(40.7)	—	(10.3)	(51.0)
Balance as at January 31, 2025	$876.1	$20.1	$39.8	$936.0